Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2019
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of March 31,
	2018	2019
	RMB	RMB
Value added tax ("VAT") recoverable	16,915,400	9,526,831
Prepaid expenses	3,824,722	5,212,018
Loan advances to employees	3,923,713	7,318,753
Receivable from KOLs	3,166,804	5,435,612
Others	2,464,582	5,475,818

Total	30,295,221	32,969,032

Receivable from KOLs represents customer payments initially kept in the online payment accounts under KOLs’ names, which will subsequently be transferred to the Group’s bank accounts within a short period of time.